Inventories - Schedule of Breakdown of Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of Measuring inventories [Abstract]
Raw materials, ancillary materials and consumables	€ 119,287	€ 113,241
Work-in-progress and semi-finished products	54,027	49,898
Finished goods	371,428	343,764
Total inventories	€ 544,742	€ 506,903